Supplemental Guarantor Information - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 170,629	$ 4,510	$ 5,212	$ 3,170
Receivables	20,118	60,397
Real estate inventories	2,280,183	1,465,526
Investments in unconsolidated entities	16,805	20,923
Goodwill and other intangible assets, net	162,563	6,494
Deferred tax assets	157,821	288,983
Other assets	105,405	63,631
Total assets	2,913,524	1,910,464
Liabilities
Accounts payable	68,860	59,676
Accrued expenses and other liabilities	210,009	190,682
Notes payable and other borrowings	274,677
Senior notes	887,502
Total liabilities	1,441,048	1,084,947
Equity
Total Equity	1,472,476	825,517	993,727	889,707
Total liabilities and equity	2,913,524	1,910,464
Consolidating Adjustments [Member]
Assets
Intercompany receivables	(797,480)
Investments in subsidiaries	(959,693)
Total assets	(1,757,173)
Liabilities
Intercompany payables	(797,480)
Total liabilities	(797,480)
Equity
Total Equity	(959,693)
Total liabilities and equity	(1,757,173)
TRI Pointe Homes, Inc. [Member]
Assets
Cash and cash equivalents	105,888
Receivables	5,050
Intercompany receivables	797,480
Real estate inventories	613,665
Goodwill and other intangible assets, net	156,603
Investments in subsidiaries	959,693
Deferred tax assets	23,630
Other assets	55,199
Total assets	2,717,208
Liabilities
Accounts payable	25,800
Accrued expenses and other liabilities	57,353
Notes payable and other borrowings	274,077
Senior notes	887,502
Total liabilities	1,244,732
Equity
Total Equity	1,472,476
Total liabilities and equity	2,717,208
Guarantor Subsidiaries [Member]
Assets
Cash and cash equivalents	64,741	4,510
Receivables	15,068
Real estate inventories	1,666,518
Investments in unconsolidated entities	16,805
Goodwill and other intangible assets, net	5,960
Deferred tax assets	134,191
Other assets	50,206
Total assets	1,953,489
Liabilities
Accounts payable	43,060
Intercompany payables	797,480
Accrued expenses and other liabilities	152,656
Notes payable and other borrowings	600
Total liabilities	993,796
Equity
Total Equity	959,693
Total liabilities and equity	$ 1,953,489